Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares of treasury stock sold (in shares)	9,185	12,252,000	3,889,000
Cash dividends declared per share (in dollars per share)	$ 0.84	$ 0.73	$ 0.51
Repurchase of shares (in shares)	130,553,000	11,651,000	0
Stock option exercise, shares repurchased and retired (in shares)	21,205	33,324